American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
August 31, 2020

NT International Growth - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 2.4%
Atlassian Corp. plc, Class A(1)	36,690	7,035,675
CSL Ltd.	118,600	24,935,545
		31,971,220
Belgium — 0.8%
KBC Group NV	184,720	10,592,521
Brazil — 1.5%
Magazine Luiza SA	782,499	13,404,679
XP, Inc., Class A(1)	123,282	6,088,898
		19,493,577
Canada — 4.8%
Alimentation Couche-Tard, Inc., B Shares	228,130	7,445,466
Canadian Pacific Railway Ltd.	44,850	13,268,806
Element Fleet Management Corp.	1,365,300	11,231,394
Intact Financial Corp.	116,910	12,522,326
Shopify, Inc., Class A(1)	8,230	8,790,802
TMX Group Ltd.	89,310	9,388,728
		62,647,522
China — 5.4%
Alibaba Group Holding Ltd., ADR(1)	63,310	18,171,869
ANTA Sports Products Ltd.	888,000	8,740,741
GDS Holdings Ltd., ADR(1)	126,860	10,268,049
Huazhu Group Ltd., ADR	199,630	8,929,450
TAL Education Group, ADR(1)	114,840	8,476,340
Tencent Holdings Ltd.	227,600	15,510,372
		70,096,821
Denmark — 5.0%
Carlsberg A/S, B Shares	108,310	15,203,731
DSV Panalpina A/S	141,590	22,108,748
Novo Nordisk A/S, B Shares	282,640	18,687,135
Vestas Wind Systems A/S	62,970	9,548,541
		65,548,155
Finland — 1.3%
Neste Oyj	310,490	16,582,063
France — 14.3%
Air Liquide SA	126,090	20,944,986
Arkema SA	124,440	13,785,349
Capgemini SE	85,480	11,825,613
Dassault Systemes SE	63,140	11,887,006
Edenred	252,856	13,070,000
Iliad SA(2)	40,450	8,646,750
LVMH Moet Hennessy Louis Vuitton SE	50,900	23,895,847
Pernod Ricard SA	45,010	7,714,824
Peugeot SA(1)	406,310	6,972,182
Schneider Electric SE	197,680	24,514,108
Teleperformance	55,240	17,024,122
Valeo SA	606,800	18,518,447
Vivendi SA	247,680	7,040,718
		185,839,952

Germany — 5.7%
adidas AG(1)	45,480	13,769,396
E.ON SE	739,790	8,755,453
Infineon Technologies AG	772,062	21,334,571
Knorr-Bremse AG	37,100	4,714,508
Muenchener Rueckversicherungs-Gesellschaft AG	37,190	10,683,027
Puma SE(1)	183,060	15,127,203
		74,384,158
Hong Kong — 3.1%
AIA Group Ltd.	2,272,200	23,117,668
Sands China Ltd.	741,600	3,263,947
Techtronic Industries Co. Ltd.	1,062,000	13,420,631
		39,802,246
India — 1.0%
HDFC Bank Ltd.(1)	884,140	13,344,554
Indonesia — 0.6%
Bank Central Asia Tbk PT	3,666,700	7,894,359
Ireland — 2.4%
ICON plc(1)	46,440	8,656,880
Kerry Group plc, A Shares	96,540	12,690,215
Ryanair Holdings plc, ADR(1)	122,250	9,890,025
		31,237,120
Italy — 1.0%
Ferrari NV	66,020	12,860,936
Japan — 13.0%
Daifuku Co. Ltd.	73,100	6,419,542
GMO Payment Gateway, Inc.	33,100	3,499,265
Hoya Corp.	135,700	13,327,452
Keyence Corp.	51,500	21,199,902
Kobe Bussan Co. Ltd.	121,700	7,170,256
MonotaRO Co. Ltd.	340,800	13,447,273
Murata Manufacturing Co. Ltd.	348,000	20,585,435
Obic Co. Ltd.	64,400	11,413,834
Olympus Corp.	528,600	10,452,809
Pan Pacific International Holdings Corp.	550,600	12,954,871
Recruit Holdings Co. Ltd.	551,000	20,807,590
Sony Corp.	104,600	8,185,185
Terumo Corp.	395,000	16,029,118
Workman Co. Ltd.	45,700	3,929,516
		169,422,048
Netherlands — 4.6%
Adyen NV(1)	11,104	18,720,087
ASML Holding NV	61,920	23,218,178
Koninklijke DSM NV	109,470	17,579,560
		59,517,825
Spain — 4.2%
Amadeus IT Group SA	187,541	10,585,578
Cellnex Telecom SA	336,695	21,558,457
Iberdrola SA	1,804,758	22,744,047
		54,888,082
Sweden — 4.9%
Atlas Copco AB, A Shares	266,970	12,334,079
Hexagon AB, B Shares(1)	275,250	19,957,434
Lundin Energy AB	526,645	12,862,126

Telefonaktiebolaget LM Ericsson, B Shares	1,660,980	19,300,352
		64,453,991
Switzerland — 10.0%
Lonza Group AG	40,340	24,995,584
Nestle SA	380,666	45,741,599
Novartis AG	135,810	11,706,698
Partners Group Holding AG	14,240	14,450,271
Sika AG	84,966	20,350,925
Zurich Insurance Group AG	33,860	12,527,653
		129,772,730
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	932,000	13,561,751
United Kingdom — 12.1%
Ashtead Group plc	196,700	6,849,554
ASOS plc(1)	411,586	27,170,519
Associated British Foods plc	466,440	12,858,203
AstraZeneca plc	261,650	29,153,907
boohoo Group plc(1)	2,223,680	8,600,020
Ferguson plc	95,630	9,428,992
Halma plc	214,620	6,363,294
London Stock Exchange Group plc	196,170	23,076,263
Ocado Group plc(1)	326,868	10,955,821
Reckitt Benckiser Group plc	126,230	12,704,320
Whitbread plc(1)	302,900	10,270,742
		157,431,635
TOTAL COMMON STOCKS (Cost $1,012,905,456)		1,291,343,266
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 6/30/22 - 4/30/26, valued at $6,397,326), in a joint trading account at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $6,269,958)		6,269,949
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $8,531,324), at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $8,364,012)		8,364,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,337	8,337
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,642,286)		14,642,286
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,646,441)	5,646,441	5,646,441
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $1,033,194,183)		1,311,631,993
OTHER ASSETS AND LIABILITIES — (0.7)%		(8,649,374)
TOTAL NET ASSETS — 100.0%		$1,302,982,619

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.3%
Consumer Discretionary	17.9%
Industrials	13.9%
Health Care	12.0%
Financials	11.9%
Consumer Staples	9.5%
Materials	5.7%
Communication Services	4.2%
Utilities	2.4%
Energy	2.3%
Cash and Equivalents*	0.9%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,380,010. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,646,441.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	7,035,675	24,935,545	—
Brazil	6,088,898	13,404,679	—
China	45,845,708	24,251,113	—
Ireland	18,546,905	12,690,215	—
Other Countries	—	1,138,544,528	—
Temporary Cash Investments	8,337	14,633,949	—
Temporary Cash Investments - Securities Lending Collateral	5,646,441	—	—
	83,171,964	1,228,460,029	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.